S000060088 [Member] Investment Strategy - iShares Systematic Bond ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the BlackRock Universal Systematic Bond Index (the “Underlying Index”), which allocates across four components: U.S. Treasury securities, U.S. agency mortgage-backed securities (“agency MBS”), and U.S. dollar-denominated investment-grade and high-yield corporate bonds (collectively, the “Underlying Index Components”). The allocations are determined relative to a broader starting universe based on factors including the prevailing economic regime and the prevailing interest rate environment (both described in more detail below), as determined by BlackRock Index Services, LLC (the “Index Provider”).
The Index Provider begins with a starting universe composed of the four Underlying Index Components and certain other categories of U.S dollar-denominated fixed-income instruments (the “Starting Universe”).
The first step in constructing the Underlying Index is to assign an initial strategic overweight to high-yield corporate bonds (commonly known as “junk bonds”) relative to the Starting Universe (where the components are market value-weighted). This is achieved by taking a pro rata share from the weight of the U.S. Treasuries and agency MBS components. The weight of the high-yield corporate bond component is then increased or decreased based on the Index Provider’s assessment of the prevailing economic regime. The Index Provider’s economic regime assessment uses prices and option-adjusted spreads from the high-yield market to determine whether there is a risk-on or risk-off environment. Depending on the intensity of the risk environment, the risk-on weight adjustment is either +2% or +4%, and the risk-off weight adjustment is either -2% or -4%.
The next step is to perform two substitutions where the aggregate weight of the securities being introduced to the Underlying Index matches the aggregate weight of the respective Starting Universe instruments being replaced. First, the bonds within the high-yield corporate bond component of the Starting Universe are replaced with high-yield corporate bonds that have passed a credit quality screen and have a tilt toward credit value. These credit evaluations are described below. Next, investment-grade corporate bonds within a 1-10 year maturity band that also have passed a credit quality screen and have a tilt toward credit value replace the investment-grade credit portion of the Starting Universe.
The credit quality screen is based on probability of default, which is an issuer-level measure that the Index Provider primarily determines based on a company’s financial health, industry characteristics, and the market environment. Corporate issuers are grouped according to customized credit ratings, and within each group, bonds from issuers with the highest probability of default are removed. Securities without an estimated probability of default (e.g., private issuers) or with insufficient, incomplete, or stale market data also are removed.
The tilt towards credit value is achieved by using an optimization approach to increase the weight of corporate bonds with higher default-adjusted spreads. The default-adjusted spread seeks to reflect the yield of a bond, taking into account its potential for default and the expected recovery rate in case of default. The optimization approach also includes constraints in an effort to cap turnover, limit issuer concentration, avoid less liquid bonds and maintain overall risk exposures generally in line with a broader corporate bond component.
Finally, the Index Provider classifies the prevailing interest rate environment as either “falling rates” or “rising rates” to set the target duration for the Underlying Index. During periods of falling (rising) interest rates, the Underlying Index's target duration will be up to 10% greater (less) than the duration of the Starting Universe. The magnitude of the target duration adjustment is determined by evaluating short-term and long-term bond return volatility. The higher that short-term volatility is relative to long-term volatility, the smaller the adjustment will be. The target duration is achieved by optimizing the U.S. Treasuries component while tilting toward bonds that the Index Provider deems to be undervalued and minimizing transaction costs.
The Underlying Index is rebalanced monthly. Interest and principal payments earned by index constituents are held as cash in the Underlying Index until month-end. The cash is removed from the Underlying Index at the rebalance and reinvested pro rata across the entire index.
As of October 31, 2025, approximately 92% of the Underlying Index consisted of issuers organized or located in the United States, and there were 1,202 issues in the Underlying Index from issuers in 16 countries or regions. The Underlying Index may include large-, mid- or small-capitalization issuers. As of October 31, 2025, a significant portion of the Underlying Index’s corporate bonds were issuers in the financial services industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index and TBA transactions that have economic characteristics that are substantially identical to the economic characteristics of the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a TBA position will be treated as part of that position for purposes of calculating investments in the component securities of the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by the Index Provider,  an affiliated person of the Fund and of BFA, the Fund’s investment adviser. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.